Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		5 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Formation and operating costs	$ 1,930,406		$ 357,463
Operating Expenses:
Loss from operations	(1,930,406)		(357,463)
Other income (expense):
Interest earned on investment held in Trust Account	4,810		4,846
Change in fair value of warrant liabilities	(21,634,667)		11,989,334
Net loss	$ (23,560,263)		$ (12,341,951)
Class A redeemable ordinary shares [Member]
Weighted-average common shares outstanding
Weighted average shares outstanding (in Shares)	32,000,000		31,553,191
Class A ordinary shares [Member]
Net loss per share attributable to common stockholders:
Basic and diluted net income per share (in Dollars per share)	$ 0.00		$ 0.00
Class B non-redeemable ordinary shares [Member]
Weighted-average common shares outstanding
Weighted average shares outstanding (in Shares)	8,000,000		7,732,484
Class B ordinary shares [Member]
Net loss per share attributable to common stockholders:
Basic and diluted net income per share (in Dollars per share)	$ (2.95)		$ (1.60)
Rocket Lab USA, Inc.
Revenues	$ 18,192,000	$ 1,417,000		$ 35,160,000	$ 48,399,000
Cost of revenues	16,781,000	5,115,000		46,977,000	49,475,000
Gross profit	1,411,000	(3,698,000)		(11,817,000)	(1,076,000)
Operating Expenses:
Research and development, net	7,078,000	2,950,000		19,142,000	12,727,000
Selling, general and administrative	6,624,000	5,506,000		23,993,000	19,090,000
Total operating expenses	13,702,000	8,456,000		43,135,000	31,817,000
Loss from operations	(12,291,000)	(12,154,000)		(54,952,000)	(32,893,000)
Other income (expense):
Interest income	(127,000)	240,000		224,000	2,792,000
Gain (loss) on foreign exchange	(279,000)	(2,113,000)		2,420,000	(523,000)
Other (expense) income, net	(2,921,000)	66,000		(2,230,000)	618,000
Total other (expense) income, net	(3,327,000)	(1,807,000)		414,000	2,887,000
Loss before income taxes	(15,618,000)	(13,961,000)		(54,538,000)	(30,006,000)
Provision for income taxes	(264,000)	(286,000)		(467,000)	(354,000)
Net loss	(15,882,000)	(14,247,000)		(55,005,000)	(30,360,000)
Other comprehensive income (loss), net of tax:
Foreign currency translation gain	741,000	(551,000)		1,134,000	257,000
Comprehensive loss	$ (15,141,000)	$ (14,798,000)		$ (53,871,000)	$ (30,103,000)
Net loss per share attributable to common stockholders:
Basic and diluted net income per share (in Dollars per share)	$ (1.83)	$ (1.76)		$ (6.61)	$ (3.79)
Weighted-average common shares outstanding
Weighted average shares outstanding (in Shares)	8,701,000	8,080,000		8,324,000	8,017,000